Subsequent events	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Subsequent events
32.	Subsequent event
On January 16, 2024, Interbank issued subordinated bonds called “7.625 Subordinated Notes due 2034” for the amount of US$300,000,000, under Rule 144A and Regulation S of the U.S. Securities Act of 1933 of the United States of America. This issuance has maturity in January 2034 and the agreed nominal interest rate was 7.625 percent.